TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes On Income [Line Items]
Israeli Income tax rate			25.00%	26.50%	26.50%
Tax-exempt period			2 years
Dividend, withholding tax rate			20.00%
Patent use right, period			8 years
Expense deductible period			3 years
Net operating loss carry forwards				$ 46,600
Net operating loss offset limitation, percentage of accumulated losses			14.00%
Net operating loss offset limitation, percentage of taxable income			50.00%
Capital loss carry forwards			$ 27,300
Provision				293
Deferred tax assets valuation allowance			$ 14,655	$ 15,124
Commencement Of Production [Member]
Taxes On Income [Line Items]
Tax benefit period			12 years
Approval Date [Member]
Taxes On Income [Line Items]
Tax benefit period			14 years
Scenario, Forecast [Member]
Taxes On Income [Line Items]
Change in corporate tax rate	23.00%	24.00%
Development Zone A [Member]
Taxes On Income [Line Items]
Israeli Income tax rate			9.00%
Change in corporate tax rate			7.50%
Outside Development Zone [Member]
Taxes On Income [Line Items]
Israeli Income tax rate			16.00%	16.00%
United States of America [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards			$ 5,517
Excess tax deductions from stock options			1,707
Israel [Member]
Taxes On Income [Line Items]
Write-off prepaid and withholding taxes			$ 1,759
Israeli resident corporation [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate			20.00%	20.00%	20.00%
Israeli resident individual [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate			20.00%	20.00%	20.00%
non-Israeli resident [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate			20.00%	20.00%	20.00%
Minimum [Member]
Taxes On Income [Line Items]
Change in corporate tax rate			26.50%
Tax-exempt period			5 years
Minimum [Member] | United States of America [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forward			Dec. 31, 2026
Maximum [Member]
Taxes On Income [Line Items]
Change in corporate tax rate			25.00%
Tax-exempt period			8 years
Maximum [Member] | United States of America [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forward			Dec. 31, 2032